[EATON VANCE LOGO]




                                                                 [1040 TAX FORM]

Annual Report October 31, 2001

                                  EATON VANCE
                                  TAX-MANAGED
[NYSE FLAG]                         EMERGING
                                     GROWTH
                                      FUND
                                      1.1




[ADDING MACHINE TAPE AND 1099 TAX FORM]

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001
================================================================================
L E T T E R   T O   S H A R E H O L D E R S
================================================================================

[PHOTO OF JAMES B.    Eaton Vance Tax-Managed Emerging Growth Fund 1.1, Class A
HAWKES]               shares, had a total return of -40.33% during the year
                      ended October 31, 2001. That return was the result of a
                      decrease in net asset value per share (NAV) from $16.49 on
James B. Hawkes       $16.49 on October 31, 2000 to $9.84 on October 31,
President             2001.(1) Class B shares had a total return of -40.82%
                      for the same period, the result of a decrease in NAV from
$16.12 to $9.54.(1) Class C shares had a total return of -40.81% for the same period, the result of a decrease in NAV from $16.05 to $9.50.(1)

By comparison, the S&P SmallCap 600 Index -- a widely recognized, unmanaged index of small-capitalization stocks -- had a total return of -6.45% for the period from October 31, 2000 to October 31, 2001.(2)

A SLOWING ECONOMY WAS DEALT A FURTHER BLOW
BY THE EVENTS OF SEPTEMBER 11TH...

The fiscal year witnessed a significant slowing of the economy, characterized by deteriorating corporate profits, job layoffs and sharply lower capital spending. Against this discouraging backdrop, the equity markets moved dramatically lower through much of the year. The tragic events of September 11th proved to be the final impetus for the downward trend: Consumer spending declined sharply and the U.S. economy edged closer to recession in the third quarter, as Gross Domestic Product contracted at its fastest rate in more than a decade. In an effort to boost the economy, the Federal Reserve began an aggressive series of rate cuts. From January through early November, the Fed cuts its Federal Funds rate a total of 450 basis points (4.50%).

Encouragingly, even as the economy continues to struggle in the fourth quarter, the markets appeared to gain some traction in October. Investors, however, have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate, overbought telecom and technology stocks have lost favor with investors, while undervalued companies with good earnings visibility have returned to the spotlight.

As troubling as the recent past has been, we remain optimistic about our economic future and opportunities in the equity markets. In the following pages, portfolio manager Jack Smiley discusses the past year and provides his insights on the market in the year ahead.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             December 5, 2001

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF OCTOBER 31, 2001

PERFORMANCE(3)              CLASS A            CLASS B            CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                    -40.33%            -40.82%            -40.81%
Life of Fund+                -0.39              -1.14              -1.25

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                    -43.77%            -43.78%            -41.40%
Life of Fund+                -1.82              -1.63              -1.25

+Inception Dates -- Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97

TEN LARGEST EQUITY HOLDINGS(4)
--------------------------------------------------------------------------------
By total net assets

Apollo Group, Inc.                   2.4%
XTO Energy, Inc.                     2.0
Millipore Corp.                      1.9
Entercom Communications Corp.        1.8
United Stationers                    1.8
Resmed Inc.                          1.7
Province Healthcare Co.              1.7
Maxim Integrated Products, Inc.      1.7
Tekelec                              1.6
Louis Dreyfus Natural Gas            1.6

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 18.2% of the Fund's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001
================================================================================
M A N A G E M E N T   D I S C U S S I O N
================================================================================

AN INTERVIEW WITH EDWARD E. (JACK) SMILEY,
VICE PRESIDENT AND PORTFOLIO MANAGER OF
TAX-MANAGED EMERGING GROWTH
PORTFOLIO

                                                   [PHOTO OF JACK SMILEY]

Q:   JACK, LET'S START WITH AN
     OVERVIEW OF THE FUND'S
     PERFORMANCE OVER THE                          Edward E. (Jack) Smiley, CFA
     PAST YEAR.                                    Portfolio Manager

A: Despite our best efforts, we were disappointed in the Fund's performance over the 12 months ended October 31, 2001. As we mentioned in last year's report, we expected a choppy market environment, but we did not expect the pronounced weakness that the market experienced.

     Several factors contributed to this weakness. Last year, we had mentioned reduced expectations for some technology companies, but we did not correctly estimate the depth of decline of telecommunications spending, which had a ripple effect on a lot of our stocks, specifically semiconductors. Interestingly, we had done well versus our benchmark, the S&P SmallCap 600 Index,* the previous two years, and the main reason for underperformance this year was that we held more software and semiconductor stocks than the benchmark did. This hurt our performance quite a bit, despite having helped the previous two years.

Q: HOW DID SOME OF THE OTHER SECTORS OWNED BY THE PORTFOLIO PERFORM IN THIS MARKET ENVIRONMENT?

A: The strengths over the last 12 months were very similar to those of the previous year. Education stocks did very well once again for the Portfolio -- stocks such as our biggest holding at October 31, 2001, Apollo Group, and Career Education Corp. had strong positive returns. Both of those stocks were up by more than 30% over the last 12 months. Several of the energy stocks, including XTO Energy and Newfield Exploration, showed us good relative performance. Specialty retailing was another sector that did very well for the Portfolio, including such stocks as 99 Cents Only Stores, Whole Foods Markets, Hot Topic, Coach, and Duane Reade, which all had positive returns for the past year and strong relative performance. Finally, healthcare performed well to some extent, with Thoratec and Haemonetics in particular having a positive affect on our performance.

     The weakest areas of the Portfolio, as I mentioned, were primarily in the areas of semiconductors and software. Many of these names, fortunately, are stocks that we still believe in and hold in the Portfolio, such as Retek, Manhattan Associates, Serena Software, Embarcadero Technologies, and


FIVE LARGEST SECTOR POSITIONS+
--------------------------------------------------------------------------------
By total net assets

Oil & Gas -- Exploration and Production     7.2%
Electronics -- Semiconductor Manufacturing  6.8%
Medical Products                            6.1%
Medical -- Biomed/Genetics                  6.1%
Commercial Services -- Schools              5.6%

+Sector Positions subject to change due to active management.


*The S&P SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks. It is not possible to invest directly in an Index.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001
================================================================================
M A N A G E M E N T   D I S C U S S I O N
================================================================================

     Netegrity in the software sector. In the semiconductor area, the communications stocks were weak: Vitesse, Applied Micro Circuits, Elantec, and Exar -- all were hurt by the slowdown in communications. But we felt that the stocks had good recovery potential, and we continue to think that they should do well over the next several years.

Q: JACK, HOW DID THE FUND'S TAX-MANAGEMENT STRATEGY COME INTO PLAY DURING THIS DOWN MARKET?

A: From a tax-management standpoint, the Fund is in excellent shape. Once again, we will not pay out any capital gains this year. We ended the year with a tax-loss carry-forward of $124 million. What this means is that we can take gains up to that amount periodically over the next few years and not have any concerns about a taxable event for our shareholder.

Q:   THAT LEADS INTO OUR NEXT QUESTION: WHAT IS THE CURRENT FORECAST, IN YOUR
     VIEW?

A: This year, we have had the double-whammy of the recessionary economy, plus the terrorist attacks. The market has had a very nice recovery since the lows of September 2001; we've seen a strong come-back in stock prices. We will proceed with caution, however, until the overall economy starts to grow again. We anticipate that this should occur in mid-2002. Of course, the terrorism issue is a wildcard that could cause periodic sell-offs in the market, and conversely, could spur some rallies on good news. But overall, it is an added unknown for the market.

     We do anticipate that, generally speaking, the markets could see positive returns in the next year. However, these will be more moderate returns than we saw in the 1990s. If the market closes December 2001 in a downturn, it would be the second year in a row that the market closed the year in negative territory. Historically, however, the market has posted a positive return in the third year following two consecutive declining years. As for the Portfolio specifically, we continue to see good earnings growth out of many of the companies whose stocks we hold. And for the stocks in areas that have been depressed, especially in semiconductors, we believe that their order rates are beginning to bottom and that we should start to see some pick-up in the middle of 2002.

     We also think that energy stocks have pulled back, too, as oil prices have declined, and that could offer some good opportunities in the next year.

     The Portfolio remains well diversified in its holdings, which can help reduce the impact of any potential market volatility. In our research efforts, we will continue to look for emerging growth companies that we feel present a good opportunity for long-term, after-tax returns for our shareholders.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001
================================================================================
P E R F O R M A N C E
================================================================================

[EDGAR REPRESENTATION OF PLOT POINTS IN GRAPH]

                     TAX-MANAGED EMERGING GROWTH FUND 1.1-A
                               Inception: 9/25/97

--------------------------------------------------------------------------------
                    FUND                     FUND                     S&P
                  VALUE AT                VALUE WITH             SMALLCAP 600
DATE                 NAV                 SALES CHARGE                INDEX
--------------------------------------------------------------------------------
9/30/97             10000                    10000                   10000
10/31/97             9682                     9128                    9568
11/30/97             9523                     8978                    9499
12/31/97             9930                     9363                    9691
1/31/98              9811                     9250                    9502
2/28/98             10616                    10009                   10367
3/31/98             11044                    10412                   10763
4/30/98             11113                    10478                   10826
5/31/98             10358                     9766                   10253
6/30/98             10885                    10262                   10282
7/31/98             10119                     9541                    9496
8/31/98              8151                     7685                    7663
9/30/98              8996                     8482                    8133
10/31/98             9404                     8866                    8511
11/30/98            10040                     9466                    8990
12/31/98            11113                    10478                    9564
1/31/99             11153                    10515                    9444
2/28/99             10239                     9653                    8593
3/31/99             10606                    10000                    8704
4/30/99             10755                    10141                    9279
5/31/99             10984                    10356                    9505
6/30/99             11909                    11228                   10046
7/31/99             11789                    11115                    9957
8/31/99             11759                    11087                    9519
9/30/99             12266                    11565                    9559
10/31/99            13032                    12287                    9536
11/30/99            14245                    13430                    9937
12/31/99            16272                    15342                   10750
1/31/00             15875                    14967                   10417
2/29/00             19225                    18126                   11812
3/31/00             19076                    17985                   11376
4/30/00             16928                    15961                   11181
5/31/00             15905                    14995                   10849
6/30/00             17763                    16748                   11491
7/31/00             16461                    15520                   11209
8/31/00             18439                    17385                   12202
9/30/00             17634                    16626                   11870
10/31/00            16392                    15455                   11944
11/30/00            13181                    12427                   10701
12/31/00            14503                    13674                   12020
1/31/01             14732                    13889                   12534
2/28/01             12127                    11434                   11769
3/31/01             10527                     9925                   11229
4/30/01             12217                    11518                   12085
5/31/01             12356                    11649                   12317
6/30/01             12455                    11743                   12768
7/31/01             11581                    10918                   12555
8/31/01             10726                    10112                   12267
9/30/01              8807                     8304                   10608
10/31/01             9781                     9222                   11183


PERFORMANCE**               CLASS A            CLASS B            CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                    -40.33%            -40.82%            -40.81%
Life of Fund+                -0.39              -1.14              -1.25

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                    -43.77%            -43.78%            -41.40%
Life of Fund+                -1.82              -1.63              -1.25

+Inception Dates -- Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97*

* Source: TowersData, Bethesda, MD. Investment operations commenced 9/25/97. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

     The chart compares the Fund's total return with that of the S&P Smallcap 600 Index, a broad-based, unmanaged market index of 600 small capitalization stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P 600 Index. An investment in the Fund's Class B shares on 9/29/97 at net asset value would have grown to $9,540 on October 31, 2001, $9,349 including applicable CDSC. An investment in the Fund's Class C shares on 9/29/97 at net asset value would have had a value of $9,500 on October 31, 2001. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001
================================================================================
P E R F O R M A N C E
================================================================================

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2001

   The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


--------------------------------------------------------------------------------

   Average Annual Total Returns
   (For the year ended October 31, 2001)

   Returns at Net Asset Value (NAV) (Class A)
   ------------------------------------------------------------------
                                         ONE YEAR    LIFE OF FUND
   Return Before Taxes                   -40.33%        -0.39%
   Return After Taxes on Distributions   -40.33%        -0.39%
   Return After Taxes on Distributions   -24.56%        -0.31%
   and Sale of Fund Shares

   Returns at Public Offering Price (POP) (Class A)
   ------------------------------------------------------------------
                                         ONE YEAR    LIFE OF FUND
   Return Before Taxes                   -43.77%        -1.82%
   Return After Taxes on Distributions   -43.77%        -1.82%
   Return After Taxes on Distributions   -26.66%        -1.45%
   and Sale of Fund Shares

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   Average Annual Total Returns
   (For the year ended October 31, 2001)

   Returns at Net Asset Value (NAV) (Class B)
   ------------------------------------------------------------------
                                         ONE YEAR    LIFE OF FUND
   Return Before Taxes                   -40.82%        -1.14%
   Return After Taxes on Distributions   -40.82%        -1.14%
   Return After Taxes on Distributions   -24.86%        -0.91%
   and Sale of Fund Shares

   Returns at Public Offering Price (POP) (Class B)
   ------------------------------------------------------------------
                                         ONE YEAR    LIFE OF FUND
   Return Before Taxes                   -43.78%        -1.63%
   Return After Taxes on Distributions   -43.78%        -1.63%
   Return After Taxes on Distributions   -26.66%        -1.30%
   and Sale of Fund Shares

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   Average Annual Total Returns
   (For the year ended October 31, 2001)

   Returns at Net Asset Value (NAV) (Class C)
   ------------------------------------------------------------------
                                         ONE YEAR    LIFE OF FUND
   Return Before Taxes                   -40.81%        -1.25%
   Return After Taxes on Distributions   -40.81%        -1.25%
   Return After Taxes on Distributions   -24.85%        -0.99%
   and Sale of Fund Shares

   Returns at Public Offering Price (POP) (Class C)
   ------------------------------------------------------------------
                                         ONE YEAR    LIFE OF FUND
   Return Before Taxes                   -41.40%        -1.25%
   Return After Taxes on Distributions   -41.40%        -1.25%
   Return After Taxes on Distributions   -25.21%        -0.99%
   and Sale of Fund Shares

--------------------------------------------------------------------------------


   Class A commenced operations on 9/25/97. Class B and Class C commenced operations on 9/29/97. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while returns at Net Asset Value (NAV) do not.

   After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. For each class, Return After Taxes on Distributions for One Year and Life of Fund is the same as Return Before Taxes because no distributions were paid during those periods. For each class, Return After Taxes on Distributions and Sale of Fund Shares for One Year and Life of Fund is higher than Return After Taxes on Distributions because of realized losses.

   Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
-------------------------------------------------------
Investment in Tax-Managed Emerging
   Growth Portfolio, at value
   (identified cost, $271,211,164)        $ 281,597,463
Receivable for Fund shares sold                 516,768
Deferred organization expenses                    1,782
-------------------------------------------------------
TOTAL ASSETS                              $ 282,116,013
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     887,555
Payable to affiliate for distribution
   and service fees                              57,949
Payable to affiliate for Trustees' fees             800
Accrued expenses                                120,936
-------------------------------------------------------
TOTAL LIABILITIES                         $   1,067,240
-------------------------------------------------------
NET ASSETS                                $ 281,048,773
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 396,902,024
Accumulated net realized loss (computed
   on the basis of identified cost)        (126,239,550)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          10,386,299
-------------------------------------------------------
TOTAL                                     $ 281,048,773
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $  81,607,617
SHARES OUTSTANDING                            8,293,338
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        9.84
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.84)       $       10.44
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $ 132,891,656
SHARES OUTSTANDING                           13,930,905
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        9.54
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $  66,549,500
SHARES OUTSTANDING                            7,002,653
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        9.50
-------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2001
Investment Income
--------------------------------------------------------
Interest                                  $      558,334
Interest allocated from Portfolio                226,518
Dividends                                        152,606
Dividends allocated from Portfolio               229,294
Expenses allocated from Portfolio             (1,563,837)
--------------------------------------------------------
NET INVESTMENT LOSS                       $     (397,085)
--------------------------------------------------------

Expenses
--------------------------------------------------------
Investment adviser fee                    $      908,801
Trustees' fees and expenses                        9,743
Distribution and service fees
   Class A                                       276,791
   Class B                                     1,737,345
   Class C                                       876,830
Transfer and dividend disbursing agent
   fees                                          427,694
Custodian fee                                    102,160
Registration fees                                102,012
Printing and postage                              73,055
Legal and accounting services                     18,415
Amortization of organization expenses              1,468
Miscellaneous                                    113,485
--------------------------------------------------------
TOTAL EXPENSES                            $    4,647,799
--------------------------------------------------------

NET INVESTMENT LOSS                       $   (5,044,884)
--------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------
Net realized gain (loss) from Portfolio
   --
   Investment transactions (identified
      cost basis)                         $  (51,755,341)
   Securities sold short                           2,304
Net realized gain (loss)
   Investment transactions (identified
      cost basis)                            (26,188,052)
   Securities sold short                         375,180
--------------------------------------------------------
NET REALIZED LOSS                         $  (77,565,909)
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) from Portfolio --
   Investments (identified cost basis)    $  (18,995,891)
Change in unrealized appreciation
   (depreciation)
   Investments (identified cost basis)      (104,803,186)
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (123,799,077)
--------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (201,364,986)
--------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (206,409,870)
--------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2001  OCTOBER 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (5,044,884) $     (3,993,232)
   Net realized loss                           (77,565,909)      (36,871,695)
   Net change in unrealized
      appreciation (depreciation)             (123,799,077)       81,695,113
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (206,409,870) $     40,830,186
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $     46,616,626  $     97,445,679
      Class B                                   35,165,041       116,958,589
      Class C                                   27,030,666        72,139,560
   Cost of shares redeemed
      Class A                                  (49,076,221)      (21,227,301)
      Class B                                  (34,411,861)      (16,442,414)
      Class C                                  (23,626,152)       (6,897,280)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                $      1,698,099  $    241,976,833
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $   (204,711,771) $    282,807,019
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    485,760,544  $    202,953,525
----------------------------------------------------------------------------
AT END OF YEAR                            $    281,048,773  $    485,760,544
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS A
                                  ------------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------------------
                                    2001        2000         1999        1998        1997(1)
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $16.490     $ 13.110     $ 9.460     $ 9.740       $10.000
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income (loss)      $(0.110)    $ (0.062)    $(0.053)    $(0.040)      $ 0.008
Net realized and unrealized
   gain (loss)                     (6.540)       3.442       3.703      (0.240)       (0.268)
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(6.650)    $  3.380     $ 3.650     $(0.280)      $(0.260)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.840     $ 16.490     $13.110     $ 9.460       $ 9.740
----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                    (40.33)%      25.78%      38.58%      (2.87)%       (2.60)%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $81,608     $145,852     $57,518     $28,035       $ 3,925
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.16%        1.07%       1.04%       1.21%         0.63%(4)
   Expenses after custodian
      fee reduction(3)               1.14%          --          --          --            --
   Net investment income
      (loss)                        (0.83)%      (0.49)%     (0.55)%     (0.57)%        1.83%(4)
Portfolio Turnover(5)                  22%          77%         80%        110%            7%
Portfolio Turnover of the
   Portfolio*                          38%          --          --          --            --
----------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 25, 1997, to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS B
                                  --------------------------------------------------------------
                                                      YEAR ENDED OCTOBER 31,
                                  --------------------------------------------------------------
                                    2001         2000         1999         1998        1997(1)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 16.120     $ 12.910     $  9.390     $ 9.740       $10.000
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income (loss)      $ (0.197)    $ (0.167)    $ (0.128)    $(0.090)      $ 0.005
Net realized and unrealized
   gain (loss)                      (6.383)       3.377        3.648      (0.260)       (0.265)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (6.580)    $  3.210     $  3.520     $(0.350)      $(0.260)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  9.540     $ 16.120     $ 12.910     $ 9.390       $ 9.740
------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                     (40.82)%      24.86%       37.49%      (3.59)%       (2.60)%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $132,892     $228,177     $105,949     $52,641       $ 8,613
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.92%        1.82%        1.81%       2.04%         1.37%(4)
   Expenses after custodian
      fee reduction(3)                1.90%          --           --          --            --
   Net investment income
      (loss)                         (1.58)%      (1.24)%      (1.33)%     (1.41)%        1.13%(4)
Portfolio Turnover(5)                   22%          77%          80%        110%            7%
Portfolio Turnover of the
   Portfolio*                           38%          --           --          --            --
------------------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, September 29, 1997, to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS C
                                  ------------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------------------
                                    2001        2000         1999        1998        1997(1)
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $16.050     $ 12.860     $ 9.370     $ 9.720       $10.000
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income (loss)      $(0.198)    $ (0.154)    $(0.135)    $(0.092)      $ 0.003
Net realized and unrealized
   gain (loss)                     (6.352)       3.344       3.625      (0.258)       (0.283)
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(6.550)    $  3.190     $ 3.490     $(0.350)      $(0.280)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.500     $ 16.050     $12.860     $ 9.370       $ 9.720
----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                    (40.81)%      24.80%      37.25%      (3.60)%       (2.80)%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $66,550     $111,731     $39,487     $18,455       $ 2,051
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.92%        1.85%       1.95%       2.21%         1.56%(4)
   Expenses after custodian
      fee reduction(3)               1.90%          --          --          --            --
   Net investment income
      (loss)                        (1.58)%      (1.27)%     (1.47)%     (1.58)%        0.90%(4)
Portfolio Turnover(5)                  22%          77%         80%        110%            7%
Portfolio Turnover of the
   Portfolio*                          38%          --          --          --            --
----------------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class C shares, September 29, 1997, to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Emerging Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (91.5% at October 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. For investments held directly, dividend income was recorded on the ex-dividend date and interest income was recorded on the accrual basis. However, if the ex-dividend date had passed, certain dividends from foreign securities were recorded as the Fund was informed of the ex-dividend date.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $124,040,003 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2005 ($56,332), on October 31, 2006 ($10,740,877), on October 31, 2007
   ($122,804), on October 31, 2008 ($35,279,692), and on October 31, 2009
   ($77,840,298).

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over distributions for financial statement purposes only, are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Distributions to Shareholders
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS A                                      2001         2000
    ------------------------------------------------------------------
    Sales                                       3,603,803    5,717,246
    Redemptions                                (4,152,922)  (1,261,543)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (549,119)   4,455,703
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS B                                      2001         2000
    ------------------------------------------------------------------
    Sales                                       2,753,807    6,935,523
    Redemptions                                (2,978,935)    (986,193)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (225,128)   5,949,330
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS C                                      2001         2000
    ------------------------------------------------------------------
    Sales                                       2,113,371    4,304,712
    Redemptions                                (2,070,121)    (415,125)
    ------------------------------------------------------------------
    NET INCREASE                                   43,250    3,889,587
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Prior to March 1, 2001 (when the Fund transferred substantially all of its assets to the Portfolio for an interest in the Portfolio) Eaton Vance Management (EVM) earned an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee was at an annual rate of 0.625% of the Fund's average daily net assets up to $500 million, and at reduced rates as the daily net assets exceeded that level, and amounted to $908,801 for the period from November 1, 2000 to February 28, 2001. Since March 1, 2001, EVM has served only as administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by EVM and BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. As of October 31, 2001, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $98,504 as its portion of the sales charge on sales of Class A for the year ended October 31, 2001.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   theretofore paid to EVD by each respective class. The Fund paid or accrued $1,303,009 and $657,599 for Class B and Class C shares, respectively, to or payable to EVD for the year ended October 31, 2001, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $8,433,000 and $7,563,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2001 amounted to $276,791, $434,336 and $219,231 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates or their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $584,000 and $33,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the year ended October 31, 2001.

7 Investment Transactions
-------------------------------------------
   Prior to March 1, 2001, purchases and sales of investments, other than short-term obligations, aggregated $132,817,981 and $88,055,452, respectively. On March 1, 2001, the Fund transferred net assets with a value of $382,775,917 (substantially all its investable assets), including unrealized appreciation of $29,382,190, to the Portfolio in exchange for an interest in the Portfolio. Increases and decreases in the Fund's investment in the Portfolio aggregated $40,581,675 and $70,003,186, respectively for the period from March 1, 2001, to October 31, 2001.

8 Name Change
-------------------------------------------
   Effective March 1, 2001, Eaton Vance Tax-Managed Emerging Growth Fund changed its name to Eaton Vance Tax-Managed Emerging Growth Fund 1.1.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2001 and 2000, and the financial highlights for each of the years in the four-year period ended October 31, 2001, and the period from the start of business, September 25, 1997, to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 at October 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Auto / Truck - Original Equipment -- 0.8%
-----------------------------------------------------------------------
Gentex Corp.(1)                                 100,000    $  2,380,000
-----------------------------------------------------------------------
                                                           $  2,380,000
-----------------------------------------------------------------------
Banks - West/Southwest -- 0.7%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       30,000    $    808,800
Downey Financial Corp.                           40,000       1,405,600
-----------------------------------------------------------------------
                                                           $  2,214,400
-----------------------------------------------------------------------
Broadcasting and Radio -- 1.1%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                      150,000    $  3,255,000
-----------------------------------------------------------------------
                                                           $  3,255,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.6%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           165,000    $  1,699,500
Exult, Inc.(1)                                  100,000       1,400,000
Fair, Isaac and Co., Inc.                        38,500       1,830,675
Hotel Reservations Network, Inc.(1)              30,000         928,800
Iron Mountain, Inc.(1)                          120,000       4,686,000
Pivotal Corp.(1)                                155,000         468,100
-----------------------------------------------------------------------
                                                           $ 11,013,075
-----------------------------------------------------------------------
Commercial Services - Miscellaneous -- 2.0%
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                     150,000    $  2,422,500
Harte-Hanks Communications, Inc.                160,000       3,728,000
-----------------------------------------------------------------------
                                                           $  6,150,500
-----------------------------------------------------------------------
Commercial Services - Schools -- 5.6%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                           180,000    $  7,317,000
Career Education Corp.(1)                       170,000       4,431,900
Devry, Inc.(1)                                  150,000       4,042,500
Edison Schools, Inc.(1)                          85,000       1,602,250
-----------------------------------------------------------------------
                                                           $ 17,393,650
-----------------------------------------------------------------------
Commercial Services - Staffing -- 0.8%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                          145,000    $  2,350,450
-----------------------------------------------------------------------
                                                           $  2,350,450
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Communications Equipment -- 1.3%
-----------------------------------------------------------------------
Polycom, Inc.(1)                                 55,000    $  1,648,900
WebEx Communications, Inc.(1)                    75,000       2,310,000
-----------------------------------------------------------------------
                                                           $  3,958,900
-----------------------------------------------------------------------
Communications Services -- 0.6%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                       136,000    $  1,914,880
-----------------------------------------------------------------------
                                                           $  1,914,880
-----------------------------------------------------------------------
Computer Services -- 2.2%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 160,000    $  1,886,400
BISYS Group, Inc. (The)(1)                       92,000       4,785,840
-----------------------------------------------------------------------
                                                           $  6,672,240
-----------------------------------------------------------------------
Computer Software -- 5.5%
-----------------------------------------------------------------------
Advent Software, Inc.(1)                        110,000    $  4,242,700
Cerner Corp.(1)                                  60,000       3,225,000
HNC Software, Inc.(1)                           110,000       1,903,000
NetIQ Corp.(1)                                   60,000       1,689,000
Renaissance Learning, Inc.(1)                    50,000       1,635,500
SERENA Software, Inc.(1)                        187,400       3,028,384
Speechworks International(1)                    120,000         900,000
Veritas Software Corp.(1)                         9,000         255,420
-----------------------------------------------------------------------
                                                           $ 16,879,004
-----------------------------------------------------------------------
Computers - Integrated Systems -- 0.6%
-----------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                20,000    $    943,200
MICROS Systems, Inc.(1)                          50,000       1,079,500
-----------------------------------------------------------------------
                                                           $  2,022,700
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(1)          58,000    $  1,667,500
-----------------------------------------------------------------------
                                                           $  1,667,500
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 1.4%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                                215,000    $  2,687,500
Plexus Corp.(1)                                  70,000       1,750,000
-----------------------------------------------------------------------
                                                           $  4,437,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electronics - Scientific Instruments -- 1.9%
-----------------------------------------------------------------------
Millipore Corp.                                 110,000    $  5,753,000
-----------------------------------------------------------------------
                                                           $  5,753,000
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 4.1%
-----------------------------------------------------------------------
ASM International NV(1)                          70,000    $  1,113,700
Bell Microproducts, Inc.(1)                     200,000       1,790,000
Dupont Photomasks, Inc.(1)                       62,500       2,252,500
Maxim Integrated Products, Inc.(1)              112,058       5,126,653
Numerical Technologies, Inc.(1)                  60,000       1,480,800
Simplex Solutions, Inc.(1)                       60,000         732,000
-----------------------------------------------------------------------
                                                           $ 12,495,653
-----------------------------------------------------------------------
Electronics - Semiconductor Manufacturing -- 6.8%
-----------------------------------------------------------------------
Actel Corp.(1)                                   60,000    $  1,113,000
Alpha Industries, Inc.(1)                       210,000       4,888,800
Applied Micro Circuits Corp.(1)                 217,660       2,400,790
Elantec Semiconductor, Inc.(1)                   90,700       2,964,983
Exar Corp.(1)                                   130,000       2,930,200
Micrel, Inc.(1)                                 116,000       2,917,400
Pericom Semiconductor Corp.(1)                  100,000       1,345,000
TriQuint Semiconductor, Inc.(1)                  50,000         884,000
Vitesse Semiconductor Corp.(1)                  160,000       1,510,400
-----------------------------------------------------------------------
                                                           $ 20,954,573
-----------------------------------------------------------------------
Electronics - Semiconductors -- 0.7%
-----------------------------------------------------------------------
Genesis Microchip, Inc.(1)                       50,000    $  2,310,500
-----------------------------------------------------------------------
                                                           $  2,310,500
-----------------------------------------------------------------------
Finance - Investment Management -- 2.0%
-----------------------------------------------------------------------
W.P. Stewart & Co., Ltd.                         75,000    $  1,584,750
Waddell & Reed Financial, Inc., Class A         185,000       4,715,650
-----------------------------------------------------------------------
                                                           $  6,300,400
-----------------------------------------------------------------------
Gaming -- 0.5%
-----------------------------------------------------------------------
Anchor Gaming(1)                                 30,000    $  1,524,900
-----------------------------------------------------------------------
                                                           $  1,524,900
-----------------------------------------------------------------------
Health Services -- 1.0%
-----------------------------------------------------------------------
AmeriPath, Inc.(1)                               20,000    $    562,200
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Health Services (continued)
-----------------------------------------------------------------------
DIANON Systems, Inc.(1)                          35,000    $  1,613,500
MedQuist, Inc.(1)                                35,000         850,500
-----------------------------------------------------------------------
                                                           $  3,026,200
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.7%
-----------------------------------------------------------------------
Netegrity, Inc.(1)                              155,000    $  1,819,700
Network Associates, Inc.(1)                      60,000       1,152,000
SonicWALL, Inc.(1)                              165,000       2,343,000
-----------------------------------------------------------------------
                                                           $  5,314,700
-----------------------------------------------------------------------
Internet - Software -- 3.7%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)               125,000    $  1,462,500
F5 Networks, Inc.(1)                             55,000         829,950
Interwoven, Inc.(1)                              91,250         667,037
Manhattan Associates, Inc.(1)                    28,600         859,144
Precise Software Solutions Ltd.(1)              150,000       2,866,500
Retek, Inc.(1)                                   97,012       1,971,284
Stellent, Inc.(1)                                70,000       1,435,000
TIBCO Software, Inc.(1)                         140,000       1,181,600
-----------------------------------------------------------------------
                                                           $ 11,273,015
-----------------------------------------------------------------------
Leisure - Products -- 0.5%
-----------------------------------------------------------------------
Callaway Golf Co.                               105,000    $  1,500,450
-----------------------------------------------------------------------
                                                           $  1,500,450
-----------------------------------------------------------------------
Machinery - Mtl Hdlg / Aluminum -- 0.4%
-----------------------------------------------------------------------
Cognex Corp.(1)                                  65,000    $  1,233,700
-----------------------------------------------------------------------
                                                           $  1,233,700
-----------------------------------------------------------------------
Manufacturing -- 0.9%
-----------------------------------------------------------------------
Roper Industries Inc.                            50,000    $  2,120,000
SureBeam Corp.(1)                                50,000         672,500
-----------------------------------------------------------------------
                                                           $  2,792,500
-----------------------------------------------------------------------
Media - Newpapers -- 0.4%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                                65,000    $  1,111,500
-----------------------------------------------------------------------
                                                           $  1,111,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Media - Radio / TV -- 1.8%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)                165,000    $  5,560,500
-----------------------------------------------------------------------
                                                           $  5,560,500
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 6.1%
-----------------------------------------------------------------------
Affymetrix Inc.(1)                              110,000    $  3,305,500
Aviron(1)                                        25,300         842,490
Cell Therapeutics, Inc.(1)                       40,000       1,201,200
Cephalon, Inc.(1)                                40,000       2,522,000
CV Therapeutics, Inc.(1)                         20,000         788,800
Decode Genetics, Inc.(1)                        130,000       1,040,000
Human Genome Sciences, Inc.(1)                   45,000       1,918,350
Incyte Pharmaceuticals, Inc.(1)                  35,000         521,500
Millennium Pharmaceuticals(1)                    23,000         585,580
Myriad Genetics, Inc.(1)                         30,000       1,380,000
Sequenom, Inc.(1)                               130,000         972,400
Tanox, Inc.(1)                                   90,000       1,529,100
Vertex Pharmaceuticals, Inc.(1)                  36,200         886,900
XOMA Ltd.(1)                                    155,000       1,157,850
-----------------------------------------------------------------------
                                                           $ 18,651,670
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 2.6%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                                 55,000    $  1,638,450
Adolor Corp.(1)                                  65,000         997,750
Alkermes, Inc.(1)                                70,000       1,795,500
POZEN, Inc.(1)                                  125,000         700,000
Taro Pharmaceutical Industries Ltd.(1)           40,000       1,684,000
Viropharma Inc.(1)                               50,000       1,251,500
-----------------------------------------------------------------------
                                                           $  8,067,200
-----------------------------------------------------------------------
Medical - Hospitals -- 1.7%
-----------------------------------------------------------------------
Province Healthcare Co.(1)                      195,000    $  5,372,250
-----------------------------------------------------------------------
                                                           $  5,372,250
-----------------------------------------------------------------------
Medical - Instruments -- 0.8%
-----------------------------------------------------------------------
Novoste Corp.(1)                                209,702    $  2,422,058
-----------------------------------------------------------------------
                                                           $  2,422,058
-----------------------------------------------------------------------
Medical / Dental - Services -- 1.4%
-----------------------------------------------------------------------
Renal Care Group, Inc.(1)                       140,000    $  4,396,000
-----------------------------------------------------------------------
                                                           $  4,396,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 6.1%
-----------------------------------------------------------------------
Aradigm Corp.(1)                                200,000    $    920,000
ArthroCare Corp.(1)                              60,000       1,185,000
Cytyc Corp.(1)                                  181,500       4,758,930
Haemonetics Corp.(1)                             90,000       3,429,000
Resmed, Inc.(1)                                  95,000       5,301,000
Thoratec Laboratories Corp.(1)                  153,944       3,001,908
Wright Medical Group, Inc.(1)                     5,333          79,995
-----------------------------------------------------------------------
                                                           $ 18,675,833
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)                  200,000    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Metals - Industrial -- 0.0%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)            817,200    $      7,722
Formation Capital Corp.(1)(2)                   400,000          81,890
-----------------------------------------------------------------------
                                                           $     89,612
-----------------------------------------------------------------------
Networking Equipment -- 0.5%
-----------------------------------------------------------------------
Ixia(1)                                         145,000    $  1,457,250
-----------------------------------------------------------------------
                                                           $  1,457,250
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 1.5%
-----------------------------------------------------------------------
Core Laboratories NV(1)                         140,000    $  2,282,000
Varco International, Inc.(1)                     47,625         714,375
Veritas DGC, Inc.(1)                            105,000       1,612,800
-----------------------------------------------------------------------
                                                           $  4,609,175
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.2%
-----------------------------------------------------------------------
EOG Resources, Inc.                              27,000    $    954,990
Louis Dreyfus Natural Gas(1)                    125,000       4,950,000
Newfield Exploration Co.(1)                     100,000       3,481,000
Noble Affiliates, Inc.                          115,000       4,251,550
Stone Energy Corp.(1)                            17,000         672,350
Vintage Petroleum, Inc.                         100,000       1,749,000
XTO Energy, Inc.                                345,000       6,210,000
-----------------------------------------------------------------------
                                                           $ 22,268,890
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 2.7%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                       100,000    $  2,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Apparel / Shoe (continued)
-----------------------------------------------------------------------
Coach, Inc.(1)                                   80,000    $  2,232,000
Hot Topic, Inc.(1)                               60,000       1,516,800
Men's Wearhouse, Inc. (The)(1)                  127,500       2,533,425
-----------------------------------------------------------------------
                                                           $  8,482,225
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.4%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                            140,000    $  4,188,800
-----------------------------------------------------------------------
                                                           $  4,188,800
-----------------------------------------------------------------------
Retail - Restaurants -- 3.4%
-----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                        110,000    $  2,777,500
Applebee's International, Inc.                   60,000       1,806,000
Cheesecake Factory, Inc. (The)(1)                50,000       1,410,000
Sonic Corp.(1)                                  132,500       4,440,075
-----------------------------------------------------------------------
                                                           $ 10,433,575
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.9%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                          75,000    $  2,666,250
-----------------------------------------------------------------------
                                                           $  2,666,250
-----------------------------------------------------------------------
Retail - Wholesale Office Supplies -- 1.8%
-----------------------------------------------------------------------
United Stationers(1)                            195,000    $  5,469,750
-----------------------------------------------------------------------
                                                           $  5,469,750
-----------------------------------------------------------------------
Retail - Super/Mini Markets -- 1.5%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                     130,000    $  4,517,500
-----------------------------------------------------------------------
                                                           $  4,517,500
-----------------------------------------------------------------------
Staffing -- 0.6%
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                         129,100    $  1,957,156
-----------------------------------------------------------------------
                                                           $  1,957,156
-----------------------------------------------------------------------
Telecommunications - Equipment -- 2.0%
-----------------------------------------------------------------------
Harris Corp.                                     20,000    $    685,600
Sonus Networks, Inc.(1)                         100,000         421,000
Tekelec(1)                                      260,000       4,992,000
-----------------------------------------------------------------------
                                                           $  6,098,600
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Telecommunications - Services -- 1.6%
-----------------------------------------------------------------------
Catapult Communications Corp.(1)                139,600    $  3,161,940
Illuminet Holdings, Inc.(1)                      20,000         715,200
Metro One Telecommunications(1)                  40,000       1,206,000
-----------------------------------------------------------------------
                                                           $  5,083,140
-----------------------------------------------------------------------
Transportation - Truck -- 0.7%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)               130,000    $  2,208,700
-----------------------------------------------------------------------
                                                           $  2,208,700
-----------------------------------------------------------------------
Waste Disposal -- 0.5%
-----------------------------------------------------------------------
Stericycle, Inc.(1)                              30,000    $  1,440,000
-----------------------------------------------------------------------
                                                           $  1,440,000
-----------------------------------------------------------------------
Wireless Equipment -- 0.3%
-----------------------------------------------------------------------
DMC Stratex Networks, Inc.(1)                   190,000    $  1,035,500
-----------------------------------------------------------------------
                                                           $  1,035,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $294,210,284)                          $303,052,524
-----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class
E(1)(3)                                           8,889    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                    $          0
-----------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)               80,000    $     56,000
Quincunx Gold Exploration(1)(2)(3)              300,000          56,693

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Metals - Gold (continued)
-----------------------------------------------------------------------
Western Exploration and Development,
Ltd.(1)(3)                                      600,000    $    180,000
-----------------------------------------------------------------------
                                                           $    292,693
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    292,693
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp., 2.64%,
11/1/01                                    $      3,222    $  3,222,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,222,000)                         $  3,222,000
-----------------------------------------------------------------------
Total Investments -- 99.6%
   (identified cost $298,112,272)                          $306,567,217
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.4%                     $  1,270,736
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $307,837,953
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $298,112,272)                          $306,567,217
Cash                                             7,068
Receivable for investments sold              2,023,278
Dividends receivable                            45,894
Prepaid expenses                                 2,275
------------------------------------------------------
TOTAL ASSETS                              $308,645,732
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $    761,020
Payable to affiliate for Trustees' fees          3,511
Accrued expenses                                43,248
------------------------------------------------------
TOTAL LIABILITIES                         $    807,779
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $307,837,953
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $299,383,008
Net unrealized appreciation (computed on
   the basis of identified cost)             8,454,945
------------------------------------------------------
TOTAL                                     $307,837,953
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
------------------------------------------------------
Dividends                                 $    240,543
Interest                                       235,199
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    475,742
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,479,594
Trustees' fees and expenses                     14,093
Custodian fee                                  134,784
Legal and accounting services                   29,079
Miscellaneous                                    6,780
------------------------------------------------------
TOTAL EXPENSES                            $  1,664,330
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     31,762
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     31,762
------------------------------------------------------

NET EXPENSES                              $  1,632,568
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,156,826)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(53,718,269)
   Securities sold short                         2,107
------------------------------------------------------
NET REALIZED LOSS                         $(53,716,162)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(20,927,245)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(20,927,245)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(74,643,407)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(75,800,233)
------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
--------------------------------------------------------------
From operations --
   Net investment loss                    $         (1,156,826)
   Net realized loss                               (53,716,162)
   Net change in unrealized appreciation
      (depreciation)                               (20,927,245)
--------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $        (75,800,233)
--------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed Emerging Growth Fund    $        382,775,917
   Contributions                                    72,591,611
   Withdrawals                                     (71,829,352)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $        383,538,176
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        307,737,943
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,010
--------------------------------------------------------------
AT END OF PERIOD                          $        307,837,953
--------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.70%(2)
   Expenses after custodian
      fee reduction                        0.68%(2)
   Net investment loss                   (0.48)%(2)
Portfolio Turnover                              38%
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $    307,838
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Emerging Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from March 1, 2001 (start of business) to October 31, 2001, the advisory fee amounted to $1,479,594. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $251,873,347 and $132,672,269, respectively, for the period from March 1, 2001 (start of business) to October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $300,441,509
    ------------------------------------------------------
    GROSS UNREALIZED APPRECIATION             $ 60,993,342
    Gross unrealized depreciation              (54,867,634)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,125,708
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended October 31, 2001.

7 Restricted Securities
-------------------------------------------
   At October 31, 2001, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST    FAIR VALUE
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98      80,000    $80,000   $56,000

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) of $382,775,917, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED EMERGING GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Emerging Growth Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, March 1, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Emerging Growth Portfolio at October 31, 2001, the results of its operations, the change in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Walter A. Row III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED EMERGING GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED EMERGING GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



--------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 --------------
                                 PRIVACY NOTICE
                                 --------------

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call:1-800-262-1122
--------------------------------------------------------------------------------



EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

130-12/01                                                                  MGSRC